Shareholders' equity (Details 1) - shares shares in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital
Brazilian residents	205,854	189,742	157,986
Foreign residents	7,292,677	7,308,789	7,340,545
Total shares	7,498,531	7,498,531	7,498,531
(-) Treasury shares	(33,404)	(26,634)	(11,690)
Total outstanding	7,465,127	7,471,897	7,486,841
Common
Capital
Brazilian residents	90,069	82,043	66,207
Foreign residents	3,728,626	3,736,652	3,752,488
Total shares	3,818,695	3,818,695	3,818,695
(-) Treasury shares	(16,702)	(13,317)	(5,845)
Total outstanding	3,801,993	3,805,378	3,812,850
Preferred
Capital
Brazilian residents	115,785	107,699	91,779
Foreign residents	3,564,051	3,572,137	3,588,057
Total shares	3,679,836	3,679,836	3,679,836
(-) Treasury shares	(16,702)	(13,317)	(5,845)
Total outstanding	3,663,134	3,666,519	3,673,991